Segmental Information - Summary of Impact of Acquisitions and Disposals on Net Sales and Operating Profit Disclosed under the Appropriate Geographical Segments (Detail) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Sales	£ 10,363	£ 9,934
Net sales
At budgeted exchange rates	6,637	6,433
Acquisitions and disposals	71	20
Retranslation to actual exchange rates	200	77
Net sales	6,908	6,530
Operating profit/(loss)
At budgeted exchange rates	2,294	2,213
Acquisitions and disposals	42	2
Retranslation to actual exchange rates	115	(25)
Operating profit/(loss) before exceptional items	2,451
Exceptional items	(21)
Operating profit	2,430	2,190
Non-operating items	146
Net finance charges	(128)	(154)
Share of after tax results of associates and joint ventures	179	168
Profit before taxation	2,627	2,204
Total operating segments [member]
Disclosure of operating segments [line items]
Sales	10,335	9,907
Net sales
At budgeted exchange rates	6,608	6,409
Acquisitions and disposals	71	20
Retranslation to actual exchange rates	201	74
Net sales	6,880	6,503
Operating profit/(loss)
At budgeted exchange rates	2,371	2,302
Acquisitions and disposals	42	2
Retranslation to actual exchange rates	118	(24)
Operating profit/(loss) before exceptional items	2,531
Operating profit	2,531	2,280
Eliminate inter-segment sales [member]
Disclosure of operating segments [line items]
Sales	(923)	(797)
Net sales
At budgeted exchange rates	(920)	(778)
Retranslation to actual exchange rates	(3)	(19)
Net sales	(923)	(797)
Corporate and other [member]
Disclosure of operating segments [line items]
Sales	28	27
Net sales
At budgeted exchange rates	29	24
Retranslation to actual exchange rates	(1)	3
Net sales	28	27
Operating profit/(loss)
At budgeted exchange rates	(77)	(89)
Retranslation to actual exchange rates	(3)	(1)
Operating profit/(loss) before exceptional items	(80)
Exceptional items	(21)
Operating profit	(101)	(90)
North America [member] | Total operating segments [member]
Disclosure of operating segments [line items]
Sales	2,667	2,467
Net sales
At budgeted exchange rates	2,108	2,151
Acquisitions and disposals	68	20
ISC allocation	7	7
Retranslation to actual exchange rates	173	5
Net sales	2,356	2,183
Operating profit/(loss)
At budgeted exchange rates	953	1,038
Acquisitions and disposals	40	2
ISC allocation	10	10
Retranslation to actual exchange rates	98	(23)
Operating profit/(loss) before exceptional items	1,101
Operating profit	1,101	1,027
Europe and Turkey [member] | Total operating segments [member]
Disclosure of operating segments [line items]
Sales	2,879	2,887
Net sales
At budgeted exchange rates	1,629	1,521
Acquisitions and disposals	1
ISC allocation	35	28
Retranslation to actual exchange rates	(32)	50
Net sales	1,633	1,599
Operating profit/(loss)
At budgeted exchange rates	581	541
Acquisitions and disposals	1
ISC allocation	46	43
Retranslation to actual exchange rates	(14)	15
Operating profit/(loss) before exceptional items	614
Operating profit	614	599
Africa [member] | Total operating segments [member]
Disclosure of operating segments [line items]
Sales	1,160	1,088
Net sales
At budgeted exchange rates	784	753
Acquisitions and disposals	1
ISC allocation	3	3
Retranslation to actual exchange rates	33	18
Net sales	821	774
Operating profit/(loss)
At budgeted exchange rates	143	116
Acquisitions and disposals	1
ISC allocation	4	3
Retranslation to actual exchange rates	5	1
Operating profit/(loss) before exceptional items	153
Operating profit	153	120
Latin America and Caribbean [member] | Total operating segments [member]
Disclosure of operating segments [line items]
Sales	864	840
Net sales
At budgeted exchange rates	648	629
ISC allocation	8	6
Retranslation to actual exchange rates	16	14
Net sales	672	649
Operating profit/(loss)
At budgeted exchange rates	221	208
ISC allocation	19	10
Retranslation to actual exchange rates	14
Operating profit/(loss) before exceptional items	254
Operating profit	254	218
Asia Pacific [member] | Total operating segments [member]
Disclosure of operating segments [line items]
Sales	2,765	2,625
Net sales
At budgeted exchange rates	1,379	1,306
Acquisitions and disposals	1
ISC allocation	7	5
Retranslation to actual exchange rates	11	(13)
Net sales	1,398	1,298
Operating profit/(loss)
At budgeted exchange rates	385	325
ISC allocation	9	8
Retranslation to actual exchange rates	15	(17)
Operating profit/(loss) before exceptional items	409
Operating profit	409	316
ISC [member] | Total operating segments [member]
Disclosure of operating segments [line items]
Sales	923	797
Net sales
At budgeted exchange rates	980	827
ISC allocation	(60)	(49)
Retranslation to actual exchange rates	3	19
Net sales	923	797
Operating profit/(loss)
At budgeted exchange rates	88	74
ISC allocation	£ (88)	£ (74)